Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (losses) recognized in net earnings:
Gain on contingent consideration asset	$ 6.8
Interest Rate Swaps [Member]
Earnings (losses) recognized in net earnings:
Gain loss on fair value	(36.4)	$ (58.8)	$ 14.7
Derivative Put Instrument [Member]
Earnings (losses) recognized in net earnings:
Gain loss on fair value	0.9	23.7	0.8
Interest Expense [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	(0.3)	(0.3)	(0.3)
Depreciation and Amortization [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	$ (1.0)	$ (0.7)	$ (0.8)